New Perspective Fund, Inc.
333 South Hope Street, 55th Floor, Los Angeles, California  90071
          Telephone (213) 486-9200  Fax (213) 486-9455

                                  December 5, 1997

Document Control
U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

 Re: New Perspective Fund, Inc.
     File Nos. 2-47749 and 811-2333

Gentlemen:

 Enclosed for filing is the above-referenced Registrant's current definitive Prospectus and Statement of Additional Information. There have been no changes from the Registrant's Post-Effective Amendment No. 47 under the Securities Act of 1933 and Amendment No. 30 under the Investment Company Act of 1940 filed electronically on November 26, 1997. This material is filed pursuant to the requirements of Reg.230.497 under the Securities Act of 1933.

                                  Sincerely,
                                  Vincent P. Corti

Enclosures

cc: Mr. Frank Dalton
 Mr. Bric Barrientos
 (Division of Investment Management)